CONDENSED STATEMENT OF STOCKHOLDERS (DEFICIT) EQUITY (Parenthetical) (USD $)	12 Months Ended	17 Months Ended	12 Months Ended
	Dec. 31, 2008 COMMON STOCK	Dec. 31, 2006 COMMON STOCK	Dec. 31, 2010 PREFERRED STOCK
Issuance of common shares to founders, per share		$ 0.0001
Stock issuance costs	$ 141,646		$ 1,299,770